Morgan Stanley High Income Advantage Trust II
LETTER TO THE SHAREHOLDERS - JULY 31, 2002

Dear Shareholder:

The 12 months ended July 31, 2002, were extremely volatile for the high-yield market. Although the market appeared to have stabilized at the beginning of the period, the terrorist attacks of September 11 had a profound effect on the economy and the financial markets. Despite a 50-basis-point reduction in the federal funds rate by the Federal Reserve Board in September, a flight-to-quality mentality emerged, pushing equities and, to a lesser extent, high-yield securities sharply lower.

After the sharp decline in September, the high-yield market bounced back over the next seven months. The signs of potential economic recovery early in 2002 and strong flows into the high-yield asset class contributed to the improved tone of the market. However, the high-yield market weakened again during the balance of the review period as the economy slowed and accounting scandals at WorldCom and other companies shocked market participants. WorldCom reported that it had misclassified nearly $3.9 billion in costs. This announcement caused the market to fall significantly in late June as investor confidence eroded. Strong inflows into the high-yield asset class -- totaling nearly $9 billion from January through May -- stopped as investors withdrew approximately $2 billion in June and July. The size of net redemptions led to sales by mutual funds and dealers, resulting in lower prices.

On balance, credit spreads in the high-yield market relative to U.S. Treasury securities widened to historically wide levels. Spreads also widened within the lower-rated portion of the high-yield market as investors continued to prefer investments in the relatively higher-quality end of the marketplace. In addition, bonds in sectors related to telecommunications, cable and utilities performed poorly as investors continued to be concerned about accounting scandals and slower economic growth going forward.

Performance and Portfolio Strategy

For the 12-month period ended July 31, 2002, Morgan Stanley High Income Advantage Trust II's net asset value (NAV) declined from $1.50 per share on July 31, 2001, to $0.97 per share on July 31, 2002. Based on this change, plus the reinvestment of distributions totaling $0.2025 per share, the Trust produced a total return of -24.72 percent. For the same period, the Trust's market price on the New York Stock Exchange (NYSE) declined from $1.68 per share on July 31, 2001, to $0.93 per share on July 31, 2002. Based on this change, plus the reinvestment of distributions, the Trust produced a total return of -35.56 percent.

Morgan Stanley High Income Advantage Trust II
LETTER TO THE SHAREHOLDERS - JULY 31, 2002 continued

As noted, the past three years have been one of the most difficult periods for the high-yield market. As a result of the substantial weakness in the market, high-yield bond prices have declined sharply and yields have risen over much of this period. The Trust's positions in the lower-rated portion of the market and in communications-related industries have been adversely affected. The last three months represented an extension of these difficulties.

The Trust's allocations in the fixed-line communications, wireless communications and cable industries contributed to its disappointing performance during the review period. Fixed-line communications and cable were down by more than 30 percent and wireless was down 25 percent over the past 12 months, underperforming the rest of the high-yield market. These industries experienced slower revenue growth, higher default rates and many rating downgrades, factors which led to lower prices for most bonds in these industries. Despite the Trust's investments in these industries having been reduced over the past year, allocations remained above market weights, thus adversely affecting performance.

Performance was helped by the higher-quality bonds added to the portfolio over the past year, particularly those in the housing and health-care sectors. These sectors performed better than most others in the high-yield market. Finally, an underweighting of the utilities sector helped mitigate losses when this sector came under pressure as a result of accounting concerns.

Over the course of the fiscal year, the Trust's portfolio management team continued to reposition the portfolio for the current market environment. New positions were initiated in many companies, including Starwood Hotels, Collins and Aikman, AutoNation, Dana Corporation, Venetian, Intermet, Metaldyne and Foamex. The team increased the Trust's overall credit quality by buying BB-rated securities and decreasing exposure to telecommunications-related industries.

At fiscal year-end the Trust was overweighted toward wireline communications, cable, wireless communications and media, as well as manufacturing and housing. Underweighted positions included consumer products and retail. The Trust's portfolio management team believes that consumer spending is likely to lag the growth of the overall economy. The Trust also is underweighted toward utilities, because of accounting concerns, and aerospace, as a result of slow demand.

Looking Ahead

June and July were two of the worst back-to-back months in the history of the high-yield market. Although the spread widening that has occurred over the last few months makes the market look attractive, it is uncertain how long it will take to restore investor confidence.

Morgan Stanley High Income Advantage Trust II
LETTER TO THE SHAREHOLDERS - JULY 31, 2002 continued

We anticipate that the economy may grow moderately over the next 18 months. We believe this growth should help corporate balance sheets, which may in turn help to lower defaults among high-yield issuers.

We also believe that the high-yield market may benefit from a structural shift in its makeup that has occurred over the past year. One of the greatest excesses of the late 1990s occurred when more and more lower-quality companies were able to tap the high-yield market for financing. This wave of lower-quality companies helped drag down the market's overall credit quality and was a large contributor to the climbing default rates of the past two years. In our view, this trend has reversed in the past year as lower-quality companies have been all but shut out of the market for new issuance. We anticipate that this shift upward in quality should also help reduce broader market default rates from their recent elevated levels back to their historical averages.

On July 25, 2002, the Board of Trustees of the Trust and the Board of Directors of Morgan Stanley High Yield Securities approved a proposed plan of reorganization of the Trust into Morgan Stanley High Yield Securities, an open-end investment company.

Pursuant to an Agreement and Plan of Reorganization, substantially all the assets of the Trust would be combined with the assets of Morgan Stanley High Yield Securities, effectively open-ending the Trust. Shareholders of the Trust would receive Class D shares of Morgan Stanley High Yield Securities with a value equal to the net asset value of their respective holdings in the Trust. If shareholders of the Trust approve the Agreement and Plan of Reorganization, they would become Class D shareholders of Morgan Stanley High Yield Securities and the shares of the Trust will no longer be listed or traded on the New York Stock Exchange. The approval of shareholders of Morgan Stanley High Yield Securities is not required.

The Agreement and Plan of Reorganization will be submitted to shareholders of the Trust at a Special Meeting presently scheduled to take place in December 2002. A proxy statement formally detailing the Agreement and Plan of Reorganization will be mailed to shareholders in late September. Morgan Stanley High Income Advantage Trust II and Morgan Stanley High Yield Securities are managed by Morgan Stanley Investment Advisors Inc.'s High Yield team.

We would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, repurchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lowest at the time of purchase.

Morgan Stanley High Income Advantage Trust II
LETTER TO THE SHAREHOLDERS - JULY 31, 2002 continued

We appreciate your ongoing support of Morgan Stanley High Income Advantage Trust II and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley High Income Advantage Trust II
PORTFOLIO OF INVESTMENTS - JULY 31, 2002

PRINCIPAL
AMOUNT IN                                                               COUPON     MATURITY
THOUSANDS                                                                RATE        DATE         VALUE
----------------------------------------------------------------------------------------------------------
             Corporate Bonds (87.0%)
             Advertising/Marketing Services (1.3%)
$      450   Interep National Radio Sales, Inc. .....................  10.00%      07/01/08    $   398,250
                                                                                               -----------
             Aerospace & Defense (0.5%)
       565   Loral Space & Communications Ltd. ......................   9.50       01/15/06        180,800
                                                                                               -----------
             Airlines (0.7%)
       385   Air Canada Corp. (Canada)...............................  10.25       03/15/11        250,250
                                                                                               -----------
             Alternative Power Generation (0.4%)
       240   Calpine Corp. ..........................................   8.50       02/15/11        122,400
                                                                                               -----------
             Auto Parts: O.E.M. (4.7%)
        85   Arvinmeritor, Inc. .....................................   8.75       03/01/12         91,734
        85   Collins & Aikman Products Co. ..........................  11.50       04/15/06         76,925
       245   Collins & Aikman Products Co. ..........................  10.75       12/31/11        241,938
       470   Dana Corp. .............................................   9.00       08/15/11        451,200
       140   Dura Operating Corp. ...................................   8.625      04/15/12        140,350
       175   Intermet Corp. - 144A*..................................   9.75       06/15/09        175,000
        80   Lear Corp. (Series B)...................................   8.11       05/15/09         82,400
       185   Metaldyne Corp. - 144A*.................................  11.00       06/15/12        170,200
       140   Stoneridge, Inc. .......................................  11.50       05/01/12        142,450
                                                                                               -----------
                                                                                                 1,572,197
                                                                                               -----------
             Broadcast/Media (1.5%)
       685   Tri-State Outdoor Media Group, Inc. (b).................  11.00       05/15/08        500,050
                                                                                               -----------
             Broadcasting (1.9%)
       325   Salem Communications Holding Corp. .....................   9.00       07/01/11        326,625
       195   XM Satellite Radio, Inc. ...............................  14.00       03/15/10         66,300
       250   Young Broadcasting, Inc. ...............................  10.00       03/01/11        221,250
                                                                                               -----------
                                                                                                   614,175
                                                                                               -----------
             Cable/Satellite TV (4.9%)
     9,000   Australis Holdings Property Ltd. (Australia) (a)(b).....  15.00       11/01/02              0
       120   British Sky Broadcasting Group PLC (United Kingdom).....   6.875      02/23/09        109,437
       405   British Sky Broadcasting Group PLC (United Kingdom).....   8.20       07/15/09        391,258
       575   Callahan Nordrhein Westfalen (Germany) (a)(b)...........  14.00       07/15/10         17,250
       700   Charter Communications Holdings Corp. ..................  11.75++     05/15/11        227,500
       385   Echostar DBS Corp. - 144A*..............................   9.125      01/15/09        354,200

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust II
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON     MATURITY
THOUSANDS                                                                RATE        DATE         VALUE
----------------------------------------------------------------------------------------------------------

$      940   Knology Holdings, Inc. .................................  11.875++%   10/15/07    $   319,600
       385   Ono Finance PLC (United Kingdom)........................  14.00       02/15/11         65,450
        55   Pegasus Communications Corp. (Series B).................   9.75       12/01/06         25,850
       460   Telewest Communications PLC (United Kingdom)............   9.875      02/01/10         92,000
       900   United Pan Europe Communications N.V.
               (Series B) (Netherlands) (b)..........................  10.875      08/01/09         46,125
                                                                                               -----------
                                                                                                 1,648,670
                                                                                               -----------
             Casino/Gaming (2.9%)
     2,425   Aladdin Gaming Capital Corp. (Series B).................  13.50++     03/01/10         48,500
       130   Harrahs Operating Co., Inc. ............................   8.00       02/01/11        139,762
       280   Park Place Entertainment Corp. .........................   8.875      09/15/08        284,200
     1,802   Resort at Summerlin LP (Series B) (a)(b)................  13.00       12/15/07              0
       325   Station Casinos, Inc. ..................................   9.875      07/01/10        342,875
       185   Venetian Casino/LV Sands - 144A*........................  11.00       06/15/10        184,537
                                                                                               -----------
                                                                                                   999,874
                                                                                               -----------
             Cellular Telephone (0.7%)
       100   Dobson/Sygnet Communications Co. .......................  12.25       12/15/08         52,000
     2,750   Dolphin Telecom PLC (Series B) (United Kingdom)
               (a)(d)................................................  14.00++     05/15/09            275
     3,300   Dolphin Telecom PLC (United Kingdom) (a)(d).............  11.50++     06/01/08            330
       264   Tritel PCS, Inc. .......................................  12.75++     05/15/09        192,720
                                                                                               -----------
                                                                                                   245,325
                                                                                               -----------
             Chemicals: Major Diversified (1.6%)
       215   Equistar Chemical/Funding...............................  10.125      09/01/08        196,188
       405   Huntsman ICI Chemicals LLC..............................  10.125      07/01/09        356,400
                                                                                               -----------
                                                                                                   552,588
                                                                                               -----------
             Chemicals: Specialty (2.1%)
       150   Acetex Corp. (Canada)...................................  10.875      08/01/09        153,000
        45   ISP Chemco, Inc. (Series B).............................  10.25       07/01/11         43,875
       290   ISP Holdings, Inc. (Series B)...........................  10.625      12/15/09        259,550
       175   Lyondell Chemical Co. (Series B)........................   9.875      05/01/07        164,062
       100   Millennium America, Inc. ...............................   9.25       06/15/08        102,500
                                                                                               -----------
                                                                                                   722,987
                                                                                               -----------
             Commercial Printing/Forms (1.2%)
       245   Mail-Well I Corp. - 144A*...............................   9.625      03/15/12        188,650
     1,500   Premier Graphics, Inc. (b)..............................  11.50       12/01/05         46,875
        35   Quebecor Media, Inc. (Canada)...........................  13.75++     07/15/11         17,938
       160   Quebecor Media, Inc. (Canada)...........................  11.125      07/15/11        140,800
                                                                                               -----------
                                                                                                   394,263
                                                                                               -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust II
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON     MATURITY
THOUSANDS                                                                RATE        DATE         VALUE
----------------------------------------------------------------------------------------------------------

             Consumer/Business Services (3.2%)
$    2,044   Comforce Corp. (Series B)...............................  15.00+%     12/01/09    $   613,220
       240   MDC Communications Corp. (Canada).......................  10.50       12/01/06        196,800
       355   Muzak LLC/Muzak Finance Corp. ..........................   9.875      03/15/09        298,644
                                                                                               -----------
                                                                                                 1,108,664
                                                                                               -----------
             Containers/Packaging (2.3%)
       555   Owens-Illinois, Inc. ...................................   7.80       05/15/18        438,450
       135   Pliant Corp. ...........................................  13.00       06/01/10        138,375
       195   Riverwood International Corp. ..........................  10.875      04/01/08        200,362
                                                                                               -----------
                                                                                                   777,187
                                                                                               -----------
             Diversified - Manufacturing (1.3%)
       570   Eagle-Picher Industries, Inc. ..........................   9.375      03/01/08        441,750
                                                                                               -----------
             Electric Utilities (1.0%)
       135   Mirant Americas General, Inc. ..........................   8.30       05/01/11         70,200
       220   PG&E National Energy Group, Inc. .......................  10.375      05/16/11        162,800
       185   PSEG Energy Holdings - 144A*............................   8.625      02/15/08        118,963
                                                                                               -----------
                                                                                                   351,963
                                                                                               -----------
             Electronic Components (1.1%)
        30   Flextronics International Ltd. (Series B) (Singapore)...   8.75       10/15/07         29,325
        50   Flextronics International Ltd. (Singapore)..............   9.875      07/01/10         50,500
       640   Solectron Corp. (Conv.).................................   0.00       11/20/20        280,800
                                                                                               -----------
                                                                                                   360,625
                                                                                               -----------
             Electronic Distributors (1.0%)
       320   BRL Universal Equipment Corp. ..........................   8.875      02/15/08        318,400
     3,000   CHS Electronics, Inc. (a)(b)............................   9.875      04/15/05         26,250
                                                                                               -----------
                                                                                                   344,650
                                                                                               -----------
             Electronic Equipment/Instruments (0.5%)
       480   High Voltage Engineering, Inc. .........................  10.75       08/15/04        172,800
                                                                                               -----------
             Electronics/Appliances (0.0%)
     9,945   International Semi-Tech Microelectronics, Inc.
               (Canada) (a)(b).......................................  11.50       08/15/03            994
                                                                                               -----------
             Engineering & Construction (0.1%)
       135   Encompas Services Corp. ................................  10.50       05/01/09         33,750
       765   Metromedia Fiber Network, Inc. (a)(b)...................  10.00       12/15/09          7,650
                                                                                               -----------
                                                                                                    41,400
                                                                                               -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust II
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON     MATURITY
THOUSANDS                                                                RATE        DATE         VALUE
----------------------------------------------------------------------------------------------------------

             Environmental Services (2.0%)
$      400   Allied Waste North America, Inc. (Series B).............  10.00%      08/01/09    $   360,000
       300   WMX Technologies, Inc. .................................   7.00       10/15/06        318,115
                                                                                               -----------
                                                                                                   678,115
                                                                                               -----------
             Finance/Rental/Leasing (0.3%)
        25   CIT Group, Inc. ........................................   6.50       02/07/06         24,747
        60   CIT Group, Inc. ........................................   5.625      05/17/04         59,871
                                                                                               -----------
                                                                                                    84,618
                                                                                               -----------
             Financial Conglomerates (0.3%)
       110   Case Credit Corp. ......................................   6.125      02/15/03        108,131
                                                                                               -----------
             Food Distributors (0.9%)
       320   Volume Services America, Inc. ..........................  11.25       03/01/09        304,000
                                                                                               -----------
             Food: Meat/Poultry/Fish (2.2%)
       275   Michael Foods, Inc. (Series B)..........................  11.75       04/01/11        301,125
       295   Smithfield Foods, Inc. .................................   7.625      02/15/08        289,100
       175   Smithfield Foods, Inc. (Series B).......................   8.00       10/15/09        175,875
                                                                                               -----------
                                                                                                   766,100
                                                                                               -----------
             Forest Products (2.1%)
        95   Louisiana Pacific Corp. ................................   8.875      08/15/10        102,887
       275   Louisiana Pacific Corp. ................................  10.875      11/15/08        287,375
       325   Tembec Industries, Inc. (Canada)........................   8.50       02/01/11        326,625
                                                                                               -----------
                                                                                                   716,887
                                                                                               -----------
             Gas Distributors (0.2%)
       225   Dynegy Holdings, Inc. ..................................   6.875      04/01/11         85,500
                                                                                               -----------
             Home Building (2.6%)
       360   Schuler Homes, Inc. ....................................   9.375      07/15/09        361,800
       140   Tech Olympic USA, Inc. - 144A*..........................   9.00       07/01/10        131,775
       150   Tech Olympic USA, Inc. - 144A*..........................  10.375      07/01/12        142,688
       275   Toll Corp. .............................................   8.25       02/01/11        269,500
                                                                                               -----------
                                                                                                   905,763
                                                                                               -----------
             Hospital/Nursing Management (1.1%)
       350   HCA Inc. ...............................................   8.75       09/01/10        390,224
                                                                                               -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust II
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON     MATURITY
THOUSANDS                                                                RATE        DATE         VALUE
----------------------------------------------------------------------------------------------------------

Hotels/Resorts/Cruiselines)
(3.6%
$      105   Hilton Hotels Corp. ....................................   7.95%      04/15/07    $   106,988
       310   HMH Properties, Inc. (Series B).........................   7.875      08/01/08        292,175
       340   Horseshoe Gaming Holding Corp. (Series B)...............   8.625      05/15/09        345,100
       240   Prime Hospitality Corp. - 144A*.........................   8.375      05/01/12        231,600
        55   Starwood Hotels & Resorts Worldwide, Inc. - 144A*.......   7.375      05/01/07         52,525
       220   Starwood Hotels & Resorts Worldwide, Inc. - 144A*.......   7.875      05/01/12        207,900
                                                                                               -----------
                                                                                                 1,236,288
                                                                                               -----------
             Industrial Conglomerates (0.4%)
       200   Tyco International Group S.A. (Luxembourg)..............   6.75       02/15/11        150,000
                                                                                               -----------
             Industrial Specialties (1.3%)
        85   Foamex LP/Capital Corp. - 144A*.........................  10.75       04/01/09         86,488
        60   Johnsondiversey, Inc. - 144A*...........................   9.625      05/15/12         62,100
        40   Tekni-Plex, Inc. (Series B).............................  12.75       06/15/10         39,200
        70   Tekni-Plex, Inc. - 144A*................................  12.75       06/15/10         68,600
       180   UCAR Finance, Inc. .....................................  10.25       02/15/12        180,000
                                                                                               -----------
                                                                                                   436,388
                                                                                               -----------
             Internet Software/Services (1.3%)
       575   Exodus Communications, Inc. (a)(b)......................  11.625      07/15/10         35,937
     1,300   Globix Corp. (a)(b).....................................  12.50       02/01/10        221,000
       650   PSINet, Inc. (a)(b).....................................  10.50       12/01/06         64,188
     1,400   PSINet, Inc. (a)(b).....................................  11.00       08/01/09        138,250
                                                                                               -----------
                                                                                                   459,375
                                                                                               -----------
             Managed Health Care (2.1%)
       495   Aetna, Inc. ............................................   7.875      03/01/11        530,872
       175   Healthnet, Inc. ........................................   8.375      04/15/11        193,083
                                                                                               -----------
                                                                                                   723,955
                                                                                               -----------
             Media Conglomerates (1.2%)
       200   AOL Time Warner, Inc. ..................................   6.875      05/01/12        166,836
       260   Nextmedia Operating, Inc. ..............................  10.75       07/01/11        253,500
                                                                                               -----------
                                                                                                   420,336
                                                                                               -----------
             Medical Distributors (0.7%)
       225   Amerisource Bergen Corp. ...............................   8.125      09/01/08        229,500
                                                                                               -----------
             Medical/Nursing Services (1.0%)
       400   Fresenius Medical Care Capital Trust....................   7.875      06/15/11        340,000
                                                                                               -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust II
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON     MATURITY
THOUSANDS                                                                RATE        DATE         VALUE
----------------------------------------------------------------------------------------------------------

             Metal Fabrications (0.6%)

$      215   Trimas Corp. - 144A*....................................   9.875%     06/15/12    $   210,700
                                                                                               -----------
             Movies/Entertainment (1.6%)
       335   Alliance Atlantis Communications, Inc. (Canada).........  13.00       12/15/09        358,869
       205   Six Flags, Inc. ........................................   8.875      02/01/10        199,362
                                                                                               -----------
                                                                                                   558,231
                                                                                               -----------
             Office Equipment/Supplies (0.0%)
     3,200   Mosler, Inc. (a)(b).....................................  11.00       04/15/03              0
                                                                                               -----------
             Oil & Gas Pipelines (0.3%)
       245   Williams Companies, Inc. (Series A).....................   7.50       01/15/31        106,575
                                                                                               -----------
             Oil & Gas Production (2.8%)
       400   Chesapeake Energy Corp. ................................   8.125      04/01/11        390,500
        50   Magnum Hunter Resources, Inc. - 144A*. .................   9.60       03/15/12         50,250
       145   Stone Energy Corp. .....................................   8.25       12/15/11        145,363
       425   Vintage Petroleum, Inc. ................................   7.875      05/15/11        382,500
                                                                                               -----------
                                                                                                   968,613
                                                                                               -----------
             Oil Refining/Marketing (1.4%)
       240   Husky Oil Ltd. (Canada).................................   8.90       08/15/28        262,955
       300   Tesoro Petroleum Corp. - 144A*..........................   9.625      04/01/12        223,500
                                                                                               -----------
                                                                                                   486,455
                                                                                               -----------
             Oilfield Services/Equipment (0.7%)
       140   Hanover Equipment Trust - 144A*.........................   8.75       09/01/11        116,200
       145   Hanover Equipment Trust - 144A*.........................   8.50       09/01/08        121,800
                                                                                               -----------
                                                                                                   238,000
                                                                                               -----------
             Other Metals/Minerals (0.9%)
       205   Murrin Murrin Holdings Property Ltd. (Australia)........   9.375      08/31/07         57,400
       245   Phelps Dodge Corp. .....................................   8.75       06/01/11        258,324
                                                                                               -----------
                                                                                                   315,724
                                                                                               -----------
             Publishing: Books/Magazines (0.8%)
       375   PRIMEDIA, Inc. .........................................   8.875      05/15/11        270,000
                                                                                               -----------
             Publishing: Newspapers (0.6%)
       237   Hollinger Participation Trust (Canada) - 144A*..........  12.125+     11/15/10        213,659
                                                                                               -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust II
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON     MATURITY
THOUSANDS                                                                RATE        DATE         VALUE
----------------------------------------------------------------------------------------------------------

             Pulp & Paper (0.8%)

$      280   Norske Skog Canada Ltd.(Canada).........................   8.625%     06/15/11    $   282,100
                                                                                               -----------
             Real Estate Development (0.7%)
       300   CB Richard Ellis Services, Inc. ........................  11.25       06/15/11        243,000
                                                                                               -----------
             Real Estate Investment Trust (0.5%)
       170   Istar Financial, Inc. ..................................   8.75       08/15/08        171,708
                                                                                               -----------
             Recreational Products (1.1%)
       375   International Game Technology...........................   8.375      05/15/09        392,813
                                                                                               -----------
             Restaurants (2.7%)
    16,077   American Restaurant Group Holdings, Inc. - 144A* (c)....   0.00       12/15/05        491,968
     4,000   FRD Acquisition Corp. (Series B) (a)(b).................  12.50       07/15/04        440,000
                                                                                               -----------
                                                                                                   931,968
                                                                                               -----------
             Savings Banks (0.2%)
        55   GS Escrow Corp. ........................................   7.125      08/01/05         58,769
                                                                                               -----------
             Semiconductors (0.5%)
        45   Fairchild Semiconductor Corp. ..........................  10.375      10/01/07         47,025
       130   Fairchild Semiconductor Corp. ..........................  10.50       02/01/09        138,450
                                                                                               -----------
                                                                                                   185,475
                                                                                               -----------
             Services to the Health Industry (2.1%)
       180   Anthem Insurance - 144A*................................   9.125      04/01/10        207,286
       250   Healthsouth Corp. - 144A*...............................   7.625      06/01/12        222,318
       280   Omnicare, Inc. (Series B)...............................   8.125      03/15/11        289,100
                                                                                               -----------
                                                                                                   718,704
                                                                                               -----------
             Specialty Stores (0.6%)
       190   AutoNation, Inc. .......................................   9.00       08/01/08        196,175
                                                                                               -----------
             Specialty Telecommunications (3.4%)
       270   American Tower Corp. ...................................   9.375      02/01/09        143,100
     3,000   Birch Telecom, Inc. (a)(b)..............................  14.00       06/15/08         30,000
       900   DTI Holdings, Inc. (Series B) (a)(d)....................  12.50++     03/01/08          1,125
     1,150   Esprit Telecom Group PLC (United Kingdom) (b)...........  11.50       12/15/07            115
     1,400   Esprit Telecom Group PLC (United Kingdom) (b)...........  10.875      06/15/08            140
     4,600   Firstworld Communications, Inc. (a)(d)..................  13.00++     04/15/08        425,500

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust II
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON     MATURITY
THOUSANDS                                                                RATE        DATE         VALUE
----------------------------------------------------------------------------------------------------------

$      290   Global Crossing Holdings Ltd. (Bermuda) (a)(b)..........   9.50%      11/15/09    $     2,900
       575   Global Crossing Holdings Ltd. (Bermuda) (a)(b)..........   8.70       08/01/07          5,750
     1,300   GT Group Telecom, Inc. (Canada) (a)(d)..................  13.25++     02/01/10          3,250
       450   Primus Telecommunications Group, Inc. ..................  12.75       10/15/09        225,000
       210   Primus Telecommunications Group, Inc. (Series B)........   9.875      05/15/08        102,900
       650   Versatel Telecom International N.V. (Netherlands)
               (a)(b)................................................  13.25       05/15/08        195,000
     1,800   Viatel, Inc. (d)........................................  12.50++     04/15/08          9,000
     1,900   Viatel, Inc. (b)........................................  11.25       04/15/08          9,500
       650   Viatel, Inc. (issued 03/19/99) (b)......................  11.50       03/15/09          3,250
       600   Viatel, Inc. (issued 12/08/99) (b)......................  11.50       03/15/09          3,000
     1,865   World Access, Inc. (a)(b)(c)............................  13.25       01/15/08         18,650
       650   Worldwide Fiber, Inc. (Canada) (a)(b)...................  12.00       08/01/09             65
                                                                                               -----------
                                                                                                 1,178,245
                                                                                               -----------
             Steel (0.3%)
        90   Oregon Steel Mills, Inc. - 144A*........................  10.00       07/15/09         91,350
                                                                                               -----------
             Telecommunication Equipment (0.8%)
       590   Corning, Inc. (Conv.)...................................   0.00       11/08/15        271,400
                                                                                               -----------
             Telecommunications (1.8%)
     3,700   e. Spire Communications, Inc. (a)(b)....................  13.75       07/15/07          9,250
       975   Focal Communications Corp. (Series B)...................  12.125++    02/15/08         87,750
       650   Hyperion Telecommunication, Inc. (Series B) (b).........  12.25       09/01/04         32,500
       650   MGC Communications, Inc. (a)(b).........................  13.00       04/01/10         26,000
       650   NEXTLINK Communications LLC (a)(b)......................  12.50       04/15/06          6,500
       985   NTL Communications Corp. (Series B) (a)(b)..............  11.875      10/01/10        167,450
     1,800   Rhythms Netconnections, Inc. (b)........................  14.00       02/15/10         45,000
     2,400   Rhythms Netconnections, Inc. (b)........................  12.75       04/15/09         60,000
       650   Startec Global Communications Corp. (a)(b)..............  12.00       05/15/08             65
       305   Talton Holdings, Inc. (Series B) (b)....................  11.00       06/30/07         91,500
       105   WorldCom, Inc. (a)(b)...................................   7.50       05/15/11         13,388
       125   WorldCom, Inc. (a)(b)...................................   6.95       08/15/28         15,937
       410   WorldCom, Inc. (a)(b)...................................   8.25       05/15/31         52,275
                                                                                               -----------
                                                                                                   607,615
                                                                                               -----------
             Trucks/Construction/Farm Machinery (1.7%)
       120   Case Corp. (Series B)...................................   6.25       12/01/03        117,314
       425   J.B. Poindexter & Co., Inc. ............................  12.50       05/15/04        383,031
        70   NMHG Holding Co. - 144A*................................  10.00       05/15/09         70,700
                                                                                               -----------
                                                                                                   571,045
                                                                                               -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust II
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON     MATURITY
THOUSANDS                                                                RATE        DATE         VALUE
----------------------------------------------------------------------------------------------------------

             Wholesale Distributors (1.1%)
$      225   Burhmann US, Inc. ......................................  12.25%      11/01/09    $   229,500
       150   Fisher Scientific International, Inc. ..................   7.125      12/15/05        150,000
                                                                                               -----------
                                                                                                   379,500
                                                                                               -----------
             Wireless Telecommunications (0.8%)
       400   American Cellular Corp. ................................   9.50       10/15/09         56,000
       116   Arch Wireless Holdings, Inc. ...........................  12.00       05/15/09         17,400
       231   Arch Wireless Holdings, Inc. ...........................  10.00       05/15/07        154,770
    10,000   CellNet Data Systems, Inc. (a)(d).......................  14.00++     10/01/07          1,000
       500   Globalstar LP/Capital Corp. (a)(b)......................  10.75       11/01/04         20,000
     1,000   Globalstar LP/Capital Corp. (a)(b)......................  11.50       06/01/05         40,000
     1,350   WinStar Communications, Inc. (a)(b).....................  12.75       04/15/10            135
                                                                                               -----------
                                                                                                   289,305
                                                                                               -----------
             Total Corporate Bonds (Cost $108,764,745)......................................    29,774,171
                                                                                               -----------
NUMBER OF
  SHARES
----------
             Preferred Stocks (5.4%)
             Broadcasting (0.6%)
        32   Paxson Communications Corp.+...................................................       196,320
                                                                                               -----------
             Cellular Telephone (0.7%)
       147   Dobson Communications+.........................................................        44,100
       424   Nextel Communications, Inc. (Series D)+........................................       211,870
                                                                                               -----------
                                                                                                   255,970
                                                                                               -----------
             Electric Utilities (1.0%)
       377   TNP Enterprises, Inc. (Series D)+..............................................       339,300
                                                                                               -----------
             Publishing: Books/Magazines (0.0%)
       290   PRIMEDIA, Inc. ................................................................         9,280
                                                                                               -----------
             Restaurants (1.3%)
     1,715   American Restaurant Group Holdings, Inc. (Series B)............................       298,471
       125   FRD Acquisition Co. (Units)++..................................................       125,000
                                                                                               -----------
                                                                                                   423,471
                                                                                               -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust II
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 continued

NUMBER OF
  SHARES                                                                                          VALUE
----------------------------------------------------------------------------------------------------------

             Specialty Telecommunications (0.1%)
       430   Broadwing Communications, Inc. (Series B)......................................   $    43,000
         2   Crown Castle International Corp.+..............................................           989
       104   Intermedia Communications, Inc. (Series B)+....................................         5,704
     2,810   McLeodUSA, Inc. (Series A) $0.44 (Conv.).......................................        10,258
    10,256   XO Communications, Inc.........................................................           205
                                                                                               -----------
                                                                                                    60,156
                                                                                               -----------
             Telecommunication Equipment (1.7%)
 1,282,400   FWT, Inc. (Class A) (c)........................................................       577,080
                                                                                               -----------
             Total Preferred Stocks (Cost $8,743,628).......................................     1,861,577
                                                                                               -----------
             Common Stocks (d) (2.6%)
             Aerospace & Defense (0.0%)
     8,148   Orbital Sciences Corp. (c).....................................................        31,696
                                                                                               -----------
             Apparel/Footwear Retail (0.0%)
 1,301,189   County Seat Stores, Inc. (c)...................................................             0
                                                                                               -----------
             Casino/Gaming (0.0%)
     3,000   Fitzgeralds Gaming Corp. ......................................................             0
                                                                                               -----------
             Consumer/Business Services (1.2%)
    23,400   Anacomp, Inc. (Class A) (c)....................................................       409,500
                                                                                               -----------
             Foods: Specialty/Candy (0.0%)
     1,121   SFAC New Holdings, Inc. (c)....................................................             0
       206   SFFB Holdings, Inc. (c)........................................................             0
   225,000   Specialty Foods Acquisition Corp. - 144A*......................................             0
                                                                                               -----------
                                                                                                         0
                                                                                               -----------
             Medical Specialties (0.1%)
     4,237   MEDIQ, Inc. (c)................................................................        23,007
                                                                                               -----------
             Medical/Nursing Services (0.0%)
   287,831   Raintree Healthcare Corp. (c)..................................................             0
                                                                                               -----------
             Motor Vehicles (0.0%)
        91   Northern Holdings Industrial Corp. (c).........................................             0
                                                                                               -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust II
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 continued

NUMBER OF
  SHARES                                                                                          VALUE
----------------------------------------------------------------------------------------------------------

             Restaurants (0.0%)
    12,500   American Restaurant Group Holdings, Inc. - 144A*...............................   $         0
                                                                                               -----------
             Specialty Telecommunications (0.0%)
     1,666   Versatel Telecom International N.V. (ADR) (Netherlands)........................         5,664
     9,426   World Access, Inc. (c).........................................................            19
                                                                                               -----------
                                                                                                     5,683
                                                                                               -----------
             Telecommunication Equipment (0.0%)
   112,000   FWT, Inc. (Class A) (c)........................................................         1,120
                                                                                               -----------
             Telecommunications (0.5%)
    99,876   Covad Communications Group, Inc. (c)...........................................       116,855
     5,493   Focal Communications Corp. (c).................................................         7,251
                                                                                               -----------
                                                                                                   124,106
                                                                                               -----------
             Textiles (0.0%)
   298,462   United States Leather, Inc. (c)................................................             0
                                                                                               -----------
             Wireless Telecommunications (0.8%)
    16,837   Arch Wireless, Inc. (c)........................................................         8,923
    49,626   Motient Corp. (c)..............................................................       272,943
    19,140   Vast Solutions, Inc. (Class B1) (c)............................................             0
    19,140   Vast Solutions, Inc. (Class B2) (c)............................................             0
    19,140   Vast Solutions, Inc. (Class B3) (c)............................................             0
                                                                                               -----------
                                                                                                   281,866
                                                                                               -----------
             Total Common Stocks (Cost $37,061,915).........................................       876,978
                                                                                               -----------
NUMBER OF                                                                         EXPIRATION
 WARRANTS                                                                            DATE
----------                                                                        ----------
             Warrants (d) (0.0%)
             Aerospace & Defense (0.0%)
     6,000   Sabreliner Corp. - 144A*..........................................    04/15/03              0
                                                                                               -----------
             Broadcasting (0.0%)
       330   XM Satellite Radio, Inc. - 144A*..................................    03/15/10            825
                                                                                               -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust II
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 continued

NUMBER OF                                                                         EXPIRATION
 WARRANTS                                                                            DATE         VALUE
----------------------------------------------------------------------------------------------------------

Cable/Satellite)
  TV (0.0%
       385   Ono Finance PLC (United Kingdom) - 144A*..........................    02/15/11    $        38
                                                                                               -----------
             Casino/Gaming (0.0%)
    46,750   Aladdin Gaming Enterprises, Inc. - 144A*..........................    03/01/10              0
     1,500   Resort at Summerlin LP - 144A*....................................    12/15/07              0
                                                                                               -----------
                                                                                                         0
                                                                                               -----------
             Electric Utilities (0.0%)
       375   TNP Enterprises, Inc. - 144A*.....................................    04/01/11          9,375
                                                                                               -----------
             Internet Software/Services (0.0%)
     4,600   Varado Holdings, Inc. - 144A*.....................................    04/15/08              0
                                                                                               -----------
             Restaurants (0.0%)
     1,000   American Restaurant Group Holdings, Inc. - 144A*..................    08/15/08              0
                                                                                               -----------
             Specialty Telecommunications (0.0%)
     3,000   Birch Telecom, Inc. - 144A*.......................................    06/15/08              0
     1,300   GT Group Telecom, Inc. (Canada) - 144A*...........................    02/01/10            130
     6,228   McLeodUSA, Inc. ..................................................    04/16/07          1,059
                                                                                               -----------
                                                                                                     1,189
                                                                                               -----------
             Telecommunications (0.0%)
       650   Startec Global Communications Corp. - 144A*.......................    05/15/08              0
                                                                                               -----------
             Wireless Telecommunications (0.0%)
       700   Motient Corp. - 144A*.............................................    04/01/08              7
                                                                                               -----------
             Total Warrants (Cost $314,165).................................................        11,434
                                                                                               -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust II
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON     MATURITY
THOUSANDS                                                                RATE        DATE         VALUE
----------------------------------------------------------------------------------------------------------
             Short-Term Investment (2.7%)
             Repurchase Agreement
$      921   Joint repurchase agreement account (dated 07/31/02;
               proceeds $921,047) (e) (Cost $921,000)................   1.84%      08/01/02    $   921,000
                                                                                               -----------

            Total Investments (Cost $155,805,453) (f)...................               97.7%    33,445,160
            Other Assets in Excess of Liabilities.......................                2.3        794,874
                                                                                      -----    -----------
            Net Assets..................................................              100.0%   $34,240,034
                                                                                      =====    ===========

---------------------

    ADR  American Depository Receipt.
    *    Resale is restricted to qualified institutional investors.
    +    Payment-in-kind security.
    ++   Currently a zero coupon bond and is scheduled to pay
         interest at the rate shown at a future specified date.
    ++   Consists of one or more classes of securities traded
         together as a unit; preferred stocks with attached warrants.
    (a)  Issuer in bankruptcy.
    (b)  Non-income producing security; bond in default.
    (c)  Acquired through exchange offer.
    (d)  Non-income producing securities.
    (e)  Collateralized by federal agency and U.S. Treasury
         obligations.
    (f)  The aggregate cost for federal income tax purposes
         approximates identified cost. The aggregate gross unrealized appreciation is $470,974 and the aggregate gross unrealized depreciation is $122,831,267, resulting in net unrealized
         depreciation of $122,360,293.

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust II
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
July 31, 2002

Assets:
Investments in securities, at value
  (cost $155,805,453).......................................  $  33,445,160
Cash........................................................         49,002
Receivable for:
    Interest................................................        807,629
    Investments sold........................................        130,822
Prepaid expenses and other assets...........................         19,980
                                                              -------------
    Total Assets............................................     34,452,593
                                                              -------------
Liabilities:
Payable for:
    Investments purchased...................................         48,238
    Investment management fee...............................         24,166
Accrued expenses and other payables.........................        140,155
                                                              -------------
    Total Liabilities.......................................        212,559
                                                              -------------
    Net Assets..............................................  $  34,240,034
                                                              =============
Composition of Net Assets:
Paid-in-capital.............................................  $ 284,425,946
Net unrealized depreciation.................................   (122,360,293)
Dividends in excess of net investment income................     (1,350,517)
Accumulated net realized loss...............................   (126,475,102)
                                                              -------------
    Net Assets..............................................  $  34,240,034
                                                              =============
Net Asset Value Per Share,
  35,211,007 shares outstanding (unlimited shares authorized
  of $.01 par value)........................................           $0.97
                                                              ==============

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust II
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended July 31, 2002

Net Investment Income:

Income
Interest....................................................  $  6,705,611
Dividends...................................................        49,988
                                                              ------------
    Total Income............................................     6,755,599
                                                              ------------
Expenses
Investment management fee...................................       314,475
Transfer agent fees and expenses............................        93,305
Professional fees...........................................        62,687
Custodian fees..............................................        21,900
Shareholder reports and notices.............................        20,830
Taxes.......................................................        19,260
Registration fees...........................................        19,240
Trustees' fees and expenses.................................        19,191
Other.......................................................         7,361
                                                              ------------
    Total Expenses..........................................       578,249
                                                              ------------
    Net Investment Income...................................     6,177,350
                                                              ------------
Net Realized and Unrealized Loss:
Net realized loss...........................................   (19,457,038)
Net change in unrealized depreciation.......................     1,766,397
                                                              ------------
    Net Loss................................................   (17,690,641)
                                                              ------------
Net Decrease................................................  $(11,513,291)
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust II
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                              FOR THE YEAR   FOR THE YEAR
                                                                 ENDED          ENDED
                                                                JULY 31,       JULY 31,
                                                                  2002           2001
                                                              ------------   ------------

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................  $ 6,177,350    $ 13,579,586
Net realized loss...........................................  (19,457,038)    (32,229,112)
Net change in unrealized depreciation.......................    1,766,397     (24,872,787)
                                                              ------------   ------------
    Net Decrease............................................  (11,513,291)    (43,522,313)
Dividends to shareholders from net investment income........   (7,148,104)    (15,505,450)

Decrease from transactions in shares of beneficial
  interest..................................................      (84,864)        --
                                                              ------------   ------------

    Net Decrease............................................  (18,746,259)    (59,027,763)
Net Assets:
Beginning of period.........................................   52,986,293     112,014,056
                                                              ------------   ------------
End of Period
(Including dividends in excess of net investment income of
$1,350,517 and $803,696, respectively)......................  $34,240,034    $ 52,986,293
                                                              ============   ============

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust II
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2002

1. Organization and Accounting Policies

Morgan Stanley High Income Advantage Trust II (the "Trust"), formerly Morgan Stanley Dean Witter High Income Advantage Trust II, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's primary investment objective is to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective. The Trust seeks to achieve its objective by investing primarily in lower-rated fixed income securities. The Trust was organized as a Massachusetts business trust on July 7, 1988 and commenced operations on September 30, 1988.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain of the portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley High Income Advantage Trust II
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2002 continued

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Federal Income Tax Status -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the following annual rates to the Trust's weekly net assets: 0.75% to the portion of weekly net assets not exceeding $250 million; 0.60% to the portion of weekly net assets exceeding $250 million but not exceeding $500 million; 0.50% to the portion of weekly net assets exceeding $500 million but

Morgan Stanley High Income Advantage Trust II
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2002 continued

not exceeding $750 million; 0.40% to the portion of weekly net assets exceeding $750 million but not exceeding $1 billion; and 0.30% to the portion of weekly net assets exceeding $1 billion.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended July 31, 2002, aggregated $18,640,736, and $21,221,107, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At July 31, 2002, the Trust had transfer agent fees and expenses payable of approximately $6,900.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended July 31, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,409. At July 31, 2002, the Trust had an accrued pension liability of $58,306, which is included in accrued expenses in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                                        EXCESS OF
                                                                SHARES     PAR VALUE    PAR VALUE
                                                              ----------   ---------   ------------
Balance, July 31, 2000 and July 31, 2001....................  35,300,507   $353,005    $292,460,698
Treasury shares purchased and retired (weighted average
  discount 5.23%)*..........................................     (89,500)      (895)        (83,969)
                                                              ----------   --------    ------------
Balance July 31, 2002.......................................  35,211,007   $352,110    $292,376,729
                                                              ==========   ========    ============

---------------------
   * Trustees have voted to retire the shares purchased.

5. Dividends

The Trust declared the following dividends from net investment income:

  DECLARATION      AMOUNT         RECORD             PAYABLE
     DATE         PER SHARE        DATE                DATE
---------------   ---------  -----------------  ------------------
 July 30, 2002     $0.0125    August 9, 2002     August 23, 2002
August 27, 2002    $0.0125   September 9, 2002  September 20, 2002

Morgan Stanley High Income Advantage Trust II
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2002 continued

6. Federal Income Tax Status

At July 31, 2002, the Trust had a net capital loss carryover of approximately $106,651,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through July 31 of the following years:

                       AMOUNT IN THOUSANDS
------------------------------------------------------------------
 2003     2004     2005    2006     2007    2008    2009    2010
-------  -------  ------  -------  ------  ------  ------  -------
$23,309  $20,038  $9,296  $11,478  $4,331  $2,658  $6,831  $28,710
=======  =======  ======  =======  ======  ======  ======  =======

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital losses of approximately $19,459,000 during fiscal 2002.

As of July 31, 2002, the Trust had temporary book/tax differences primarily attributable to post-October losses, capital loss deferral on wash sales, book amortization of discounts on debt securities and interest on bonds in default and permanent book/tax differences primarily attributable to an expired capital loss carryover and tax adjustments on debt securities sold by the Trust. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $8,302,893, dividends in excess of net investment income was charged $5,935 and accumulated net realized loss was credited $8,308,828.

7. Change in Accounting Policy

Effective August 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Trust, but resulted in a $429,868 increase in the cost of securities and a corresponding increase to undistributed net investment income based on securities held as of July 31, 2001.

The effect of this change for the year ended July 31, 2002 was to increase net investment income by $183,252; decrease unrealized appreciation by $151,979; and increase net realized losses by $31,273. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

8. Subsequent Event -- Merger

On July 25, 2002, the Board of Trustees of the Trust and Morgan Stanley High Yield Securities Inc. ("High Yield") approved a plan of reorganization whereby the Trust would be merged into High Yield. The Plan of Reorganization is subject to the consent of the Trust's shareholders at a meeting to be held on December 10, 2002. If approved, the assets of the Trust would be combined with the assets of High Yield and shareholders of the Trust would become Class D shareholders of High Yield, receiving Class D shares of High Yield equal to the value of their holdings in the Trust.

Morgan Stanley High Income Advantage Trust II

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                            FOR THE YEAR ENDED JULY 31
                                                             ---------------------------------------------------------
                                                               2002        2001        2000        1999        1998
                                                             ---------   ---------   ---------   ---------   ---------

Selected Per Share Data:
Net asset value, beginning of period.......................     $1.50      $ 3.17      $ 4.27      $ 5.56      $ 5.83
                                                                -----      ------      ------      ------      ------
Income (loss) from investment operations:
    Net investment income..................................      0.17(1)     0.38        0.58        0.65        0.73
    Net realized and unrealized loss.......................     (0.50)(1)    (1.61)     (1.07)      (1.26)      (0.26)
                                                                -----      ------      ------      ------      ------
Total income (loss) from investment operations.............     (0.33)      (1.23)      (0.49)      (0.61)       0.47
                                                                -----      ------      ------      ------      ------
Less dividends from net investment income..................     (0.20)      (0.44)      (0.61)      (0.68)      (0.74)
                                                                -----      ------      ------      ------      ------
Net asset value, end of period.............................     $0.97      $ 1.50      $ 3.17      $ 4.27      $ 5.56
                                                                =====      ======      ======      ======      ======
Market value, end of period................................     $0.93      $ 1.68      $ 4.00      $5.438      $ 6.00
                                                                =====      ======      ======      ======      ======
Total Return+..............................................    (35.56)%    (50.73)%    (14.25)%      2.79%       0.52%
Ratios to Average Net Assets:
Expenses...................................................      1.38%       1.14%       0.96%       0.96%       0.90%
Net investment income......................................     14.77%(1)    17.61%     15.59%      13.90%      12.69%
Supplemental Data:
Net assets, end of period, in thousands....................   $34,240     $52,986    $112,014    $152,182    $198,072
Portfolio turnover rate....................................        47%         54%         27%         61%        104%

---------------------

     + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1) Effective August 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share and increase net realized and unrealized loss per share by $0.02 and to increase the ratio of net investment income to average net assets by 0.44%. The
         Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust II
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley High Income Advantage Trust II:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley High Income Advantage Trust II (the "Trust"), formerly Morgan Stanley Dean Witter High Income Advantage Trust II, including the portfolio of investments, as of July 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley High Income Advantage Trust II as of July 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
September 10, 2002

Morgan Stanley High Income Advantage Trust II

TRUSTEE AND OFFICER INFORMATION

Independent Trustees:
                                                                                                         Number of
                                                                                                         Portfolios
                                                                                                         in Fund
                                       Position(s)  Term of Office                                       Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During Past  Overseen by
         Independent Trustee           Registrant    Time Served*                 5 Years                Trustee**
-------------------------------------  -----------  --------------  -----------------------------------      ---
Michael Bozic (61)                     Trustee      Trustee since   Retired; Director or Trustee of the      129
c/o Mayer, Brown, Rowe & Maw                        April 1994      Morgan Stanley Funds and the TCW/DW
Counsel to the Independent Trustees                                 Term Trusts; formerly Vice Chairman
1675 Broadway                                                       of Kmart Corporation (December
New York, NY                                                        1998- October 2000), Chairman and
                                                                    Chief Executive Officer of Levitz
                                                                    Furniture Corporation (November
                                                                    1995-November 1998) and President
                                                                    and Chief Executive Officer of
                                                                    Hills Department Stores (May
                                                                    1991-July 1995); formerly variously
                                                                    Chairman, Chief Executive Officer,
                                                                    President and Chief Operating
                                                                    Officer (1987-1991) of the Sears
                                                                    Merchandise Group of Sears, Roebuck
                                                                    & Co.

Edwin J. Garn (69)                     Trustee      Trustee since   Director or Trustee of the Morgan        129
c/o Summit Ventures LLC                             January 1993    Stanley Funds and the TCW/DW Term
1 Utah Center                                                       Trusts; formerly United States
201 S. Main Street                                                  Senator (R-Utah) (1974-1992) and
Salt Lake City, UT                                                  Chairman, Senate Banking Committee
                                                                    (1980-1986); formerly Mayor of Salt
                                                                    Lake City, Utah (1971-1974);
                                                                    formerly Astronaut, Space Shuttle
                                                                    Discovery (April 12-19, 1985); Vice
                                                                    Chairman, Huntsman Corporation
                                                                    (chemical company); member of the
                                                                    Utah Regional Advisory Board of
                                                                    Pacific Corp.

Wayne E. Hedien (68)                   Trustee      Trustee since   Retired; Director or Trustee of the      129
c/o Mayer, Brown, Rowe & Maw                        September 1997  Morgan Stanley Funds and the TCW/DW
Counsel to the Independent Trustees                                 Term Trusts; formerly associated
1675 Broadway                                                       with the Allstate Companies
New York, NY                                                        (1966-1994), most recently as
                                                                    Chairman of The Allstate
                                                                    Corporation (March 1993-December
                                                                    1994) and Chairman and Chief
                                                                    Executive Officer of its wholly-
                                                                    owned subsidiary, Allstate
                                                                    Insurance Company (July
                                                                    1989-December 1994).

Independent Trustees:
      Name, Age and Address of
         Independent Trustee           Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Michael Bozic (61)                     Director of Weirton Steel
c/o Mayer, Brown, Rowe & Maw           Corporation.
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                     Director of Franklin Covey (time
c/o Summit Ventures LLC                management systems), BMW Bank of
1 Utah Center                          North America, Inc. (industrial
201 S. Main Street                     loan corporation), United Space
Salt Lake City, UT                     Alliance (joint venture between
                                       Lockheed Martin and the Boeing
                                       Company) and Nuskin Asia Pacific
                                       (multilevel marketing); member of
                                       the board of various civic and
                                       charitable organizations.

Wayne E. Hedien (68)                   Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe & Maw           (private mortgage insurance);
Counsel to the Independent Trustees    Trustee and Vice Chairman of The
1675 Broadway                          Field Museum of Natural History;
New York, NY                           director of various other business
                                       and charitable organizations.

Morgan Stanley High Income Advantage Trust II

TRUSTEE AND OFFICER INFORMATION continued

                                                                                                         Number of
                                                                                                         Portfolios
                                                                                                         in Fund
                                       Position(s)  Term of Office                                       Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During Past  Overseen by
         Independent Trustee           Registrant    Time Served*                 5 Years                Trustee**
-------------------------------------  -----------  --------------  -----------------------------------      ---
Dr. Manuel H. Johnson (53)             Trustee      Trustee since   Chairman of the Audit Committee and      129
c/o Johnson Smick International, Inc.               July 1991       Director or Trustee of the Morgan
1133 Connecticut Avenue, N.W.                                       Stanley Funds and the TCW/DW Term
Washington, D.C.                                                    Trusts; Senior Partner, Johnson
                                                                    Smick International, Inc., a
                                                                    consulting firm; Co-Chairman and a
                                                                    founder of the Group of Seven
                                                                    Council (G7C), an international
                                                                    economic commission; formerly Vice
                                                                    Chairman of the Board of Governors
                                                                    of the Federal Reserve System and
                                                                    Assistant Secretary of the U.S.
                                                                    Treasury.

Michael E. Nugent (66)                 Trustee      Trustee since   Chairman of the Insurance Committee      207
c/o Triumph Capital, L.P.                           July 1991       and Director or Trustee of the
237 Park Avenue                                                     Morgan Stanley Funds and the TCW/DW
New York, NY                                                        Term Trusts; director/trustee of
                                                                    various investment companies
                                                                    managed by Morgan Stanley
                                                                    Investment Management Inc. and
                                                                    Morgan Stanley Investments LP
                                                                    (since July 2001); General Partner,
                                                                    Triumph Capital, L.P., a private
                                                                    investment partnership; formerly
                                                                    Vice President, Bankers Trust
                                                                    Company and BT Capital Corporation
                                                                    (1984-1988).


      Name, Age and Address of
         Independent Trustee           Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Dr. Manuel H. Johnson (53)             Director of NVR, Inc. (home
c/o Johnson Smick International, Inc.  construction); Chairman and Trustee
1133 Connecticut Avenue, N.W.          of the Financial Accounting
Washington, D.C.                       Foundation (oversight organization
                                       of the Financial Accounting
                                       Standards Board).

Michael E. Nugent (66)                 Director of various business
c/o Triumph Capital, L.P.              organizations.
237 Park Avenue
New York, NY

Morgan Stanley High Income Advantage Trust II

TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:
                                                                                                                    Number of
                                                                                                                    Portfolios
                                                                                                                    in Fund
                                     Position(s)       Term of Office                                               Complex
   Name, Age and Address of           Held with        and Length of                                                Overseen by
      Interested Trustee             Registrant         Time Served*   Principal Occupation(s) During Past 5 Years  Trustee**
------------------------------  ---------------------  --------------  -------------------------------------------      ---
Charles A. Fiumefreddo (69)     Chairman and Director  Trustee since   Chairman and Director or Trustee of the          129
c/o Morgan Stanley Trust        or Trustee             July 1991       Morgan Stanley Funds and the TCW/DW Term
Harborside Financial Center,                                           Trusts; formerly Chairman, Chief Executive
Plaza Two,                                                             Officer and Director of the Investment
Jersey City, NJ                                                        Manager, the Distributor and Morgan Stanley
                                                                       Services, Executive Vice President and
                                                                       Director of Morgan Stanley DW, Chairman and
                                                                       Director of the Transfer Agent, and
                                                                       Director and/or officer of various Morgan
                                                                       Stanley subsidiaries (until June 1998) and
                                                                       Chief Executive Officer of the Morgan
                                                                       Stanley Funds and the TCW/DW Term Trusts
                                                                       (until September 2002).

James F. Higgins (54)           Trustee                Trustee since   Senior Advisor of Morgan Stanley (since          129
c/o Morgan Stanley Trust                               June 2000       August 2000); Director of the Distributor
Harborside Financial Center,                                           and Dean Witter Realty Inc.; Director or
Plaza Two,                                                             Trustee of the Morgan Stanley Funds and the
Jersey City, NJ                                                        TCW/DW Term Trusts (since June 2000);
                                                                       previously President and Chief Operating
                                                                       Officer of the Private Client Group of
                                                                       Morgan Stanley (May 1999-August 2000),
                                                                       President and Chief Operating Officer of
                                                                       Individual Securities of Morgan Stanley
                                                                       (February 1997-May 1999).

Philip J. Purcell (58)          Trustee                Trustee since   Director or Trustee of the Morgan Stanley        129
1585 Broadway                                          April 1994      Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                           of the Board of Directors and Chief
                                                                       Executive Officer of Morgan Stanley and
                                                                       Morgan Stanley DW; Director of the
                                                                       Distributor; Chairman of the Board of
                                                                       Directors and Chief Executive Officer of
                                                                       Novus Credit Services Inc.; Director and/or
                                                                       officer of various Morgan Stanley
                                                                       subsidiaries.

Interested Trustees:
   Name, Age and Address of       Other Directorships Held by
      Interested Trustee                    Trustee
------------------------------  --------------------------------
Charles A. Fiumefreddo (69)     None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)           None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)          Director of American Airlines,
1585 Broadway                   Inc. and its parent company, AMR
New York, NY                    Corporation.

---------------------

 * Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley High Income Advantage Trust II

TRUSTEE AND OFFICER INFORMATION continued

Officers:
                                                      Term of
                                    Position(s)      Office and
    Name, Age and Address of         Held with       Length of
       Executive Officer            Registrant      Time Served*           Principal Occupation(s) During Past 5 Years
--------------------------------  ---------------  --------------  ------------------------------------------------------------
Mitchell M. Merin (48)            President and    President       President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas       Chief Executive  since May 1999  Investment Management (since December 1998); President,
New York, NY                      Officer          and Chief       Director (since April 1997) and Chief Executive Officer
                                                   Executive       (since June 1998) of the Investment Manager and Morgan
                                                   Officer since   Stanley Services; Chairman, Chief Executive Officer and
                                                   September 2002  Director of the Distributor (since June 1998); Chairman
                                                                   (since June 1998) and Director (since January 1998) of the
                                                                   Transfer Agent; Director of various Morgan Stanley
                                                                   subsidiaries; President (since May 1999) and Chief Executive
                                                                   Officer (since September 2002) of the Morgan Stanley Funds and TCW/DW Term Trusts, Trustee of various Van Kampen
                                                                   investment companies (since December 1999); previously Chief
                                                                   Strategic Officer of the Investment Manager and Morgan
                                                                   Stanley Services and Executive Vice President of the
                                                                   Distributor (April 1997-June 1998), Vice President of the
                                                                   Morgan Stanley Funds (May 1997-April 1999), and Executive
                                                                   Vice President of Morgan Stanley.

Barry Fink (47)                   Vice President,  Vice            General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas       Secretary and    President,      (since December 2000) of Morgan Stanley Investment
New York, NY                      General Counsel  Secretary and   Management; Managing Director (since December 2000), and
                                                   General         Secretary and General Counsel (since February 1997) and
                                                   Counsel since   Director (since July 1998) of the Investment Manager and
                                                   February 1997   Morgan Stanley Services; Assistant Secretary of Morgan
                                                                   Stanley DW; Vice President, Secretary and General Counsel of
                                                                   the Morgan Stanley Funds and TCW/DW Term Trusts (since
                                                                   February 1997); Vice President and Secretary of the
                                                                   Distributor; previously, Senior Vice President, Assistant
                                                                   Secretary and Assistant General Counsel of the Investment
                                                                   Manager and Morgan Stanley Services.

Thomas F. Caloia (56)             Treasurer        Treasurer       First Vice President and Assistant Treasurer of the
c/o Morgan Stanley Trust                           since April     Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,                       1989            Services; Treasurer of the Morgan Stanley Funds.
Plaza Two
Jersey City, NJ

Ronald E. Robison (63)            Vice President   Since October   Managing Director, Chief Administrative Officer and Director
1221 Avenue of the Americas                        1998            (since February 1999) of the Investment Manager and Morgan
New York, NY                                                       Stanley Services and Chief Executive Officer and Director of
                                                                   the Transfer Agent; previously Managing Director of the TCW
                                                                   Group Inc.

Joseph J. McAlinden (59)          Vice President   Since July      Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                        1995            Investment Manager, Morgan Stanley Investment Management
New York, NY                                                       Inc. and Morgan Stanley Investments LP; Director of the
                                                                   Transfer Agent, Chief Investment Officer of the Van Kampen
                                                                   Funds.

Francis Smith (37)                Vice President   Since           Vice President and Chief Financial Officer of the Morgan
c/o Morgan Stanley Trust          and Chief        September 2002  Stanley Funds and the TCW/DW Term Trusts (since September
Harborside Financial Center       Financial                        2002). Executive Director of the Investment Manager and
Plaza Two,                        Officer                          Morgan Stanley Services (since December 2001). Formerly,
New Jersey City, NJ                                                Vice President of the Investment Manager and Morgan Stanley
                                                                   Services (August 2000-November 2001), Senior Manager at
                                                                   PricewaterhouseCoopers LLP (January 1998-August 2000) and
                                                                   Associate-Fund Administration at BlackRock Financial
                                                                   Management (July 1996-December 1997).

---------------------

* Each Officer serves an indefinite term, until his or her successor is elected.

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


Investments and services offered through Morgan Stanley DW Inc., member SIPC.

MORGAN STANLEY
HIGH INCOME
ADVANTAGE TRUST II


Annual Report
July 31, 2002

38552RPT-7981102-ANS-9/02